Shareholder Fees - FidelityFundamentalETFs-ComboPro	Nov. 14, 2024 USD ($)
FidelityFundamentalETFs-ComboPro | Fidelity Fundamental Emerging Markets ETF
Shareholder Fees:
(fees paid directly from your investment)	none